Inventories, net - Shelf-life (Details) $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Nov. 30, 2022 USD ($)	Aug. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)		Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)		May 31, 2022 USD ($)	May 31, 2021 USD ($)
Inventory Realizable Value
2023								$ 6,903
2024								20,201
2025								31,241
2026								33,075
Inventories, gross								91,420
Inventory charge								(73,491)
Raw materials, net of reserves								10,200
Inventory charged-off		$ 2,700	$ 5,559	[1]	$ 20,633	$ 8,916	[1]	$ 73,490	$ 5,027
Number of batches not saleable								5
Total number of batches manufactured								9
Raw materials								$ 16,264	28,085
Inventory, Noncurrent								17,929	93,479
Additional Inventory								(2,060)	$ 79,359
Other Assets | Samsung BioLogics Co., Ltd. ("Samsung")
Inventory Realizable Value
Specialized raw materials			$ 2,700			$ 2,700
Raw Materials
Inventory Realizable Value
2023								5,079
2024								18,536
2025								2,099
2026								731
Inventories, gross								26,445
Inventory charge								(10,181)
Inventory, Noncurrent								16,264
Specialized
Inventory Realizable Value
2023								3,658
2024								682
2025								2,099
2026								731
Inventories, gross								7,170
Inventory charge								(7,170)
Resins
Inventory Realizable Value
2024								16,264
Inventories, gross								16,264
Inventory charged-off	$ 16,300
Inventory, Noncurrent								16,264
Other
Inventory Realizable Value
2023								1,421
2024								1,590
Inventories, gross								3,011
Inventory charge								(3,011)
Inventory charged-off								$ 63,300
Number of batches not saleable								4
Five Batches Of Drug Product
Inventory Realizable Value
Raw materials								$ 29,100
Four Batches Of Drug Product
Inventory Realizable Value
Raw materials								34,200
Bulk Drug Substance
Inventory Realizable Value
2023								1,824
2024								1,665
Inventories, gross								3,489
Inventory charge								$ (1,824)
Inventory charged-off	$ 1,700
Shelf life								4 years
Extended shelf life								4 years
Inventory, Noncurrent								$ 1,665
Drug Products
Inventory Realizable Value
2025								29,142
2026								32,344
Inventories, gross								61,486
Inventory charge								$ (61,486)

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.